3. Trademarks (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Trademarks, beginning balance	$ 30,085	$ 22,592
Trademarks, ending balance	44,291	30,085	$ 22,592
Trademarks [Member]
Trademarks, beginning balance	30,085	22,592	20,174
Trademarks purchased	14,206	7,493	2,418
Trademarks, ending balance	$ 44,291	$ 30,085	$ 22,592